Income taxes - Summary of Unrecognized Deferred Tax Assets (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unutilized tax losses	$ 3,704	$ 4,147